PROVISION FOR JUDICIAL LIABILITIES	6 Months Ended
Jun. 30, 2021
PROVISION FOR JUDICIAL LIABILITIES
PROVISION FOR JUDICIAL LIABILITIES

20.  PROVISION FOR JUDICIAL LIABILITIES

The Company is involved in certain legal proceedings arising from the normal course of business, which include tax, social security, labor, civil and environment risks.

The Company classifies the risk of unfavorable decisions in the legal proceedings, based on legal advice, which reflect the estimated probable losses.

The Company’s Management believes that, based on the elements existing at the base date of these unaudited condensed consolidated interim financial information, its provision for tax, social security, civil, environment and labor risks, accounted for according to IAS 37 is enough to cover estimated losses related to its legal proceedings, as set forth below:

20.1.    Rollforward of provisions for probable losses, net of judicial deposits

	June 30,
	2021
	Judicial
Nature of provisions	deposits	Provision	Provision, net
Taxes and social security	(134,968)	2,976,588	2,841,620
Labor	(38,558)	229,727	191,169
Civil and environment	(1,871)	240,761	238,890
	(175,397)	3,447,076	3,271,679

	December 31,
	2020
	Judicial
Nature of provisions	deposits	Provision	Provision, net
Taxes and social security	(135,641)	2,984,230	2,848,589
Labor	(57,780)	217,180	159,400
Civil and environment	(3,495)	251,461	247,966
	(196,916)	3,452,871	3,255,955

20.1.1. Changes in the provision according to the nature of the proceedings for probable losses

	June 30,
	2021
	Tax and social		Civil and	Contingent
	security	Labor	environment	liabilities (1) (2)	Total
Beginning balance	476,070	217,180	50,368	2,709,253	3,452,871
Payments	(4,647)	(14,515)	(34,459)		(53,621)
Write-off	(127)	(31,784)	(11,334)	(8,272)	(51,517)
Additions	1,407	50,255	25,108		76,770
Monetary adjustment	3,972	8,591	10,010		22,573
Ending balance	476,675	229,727	39,693	2,700,981	3,447,076

1)	Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,499,916 and civil in the amount of R$201,065, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination.
2)	Reversal due to a change in prognosis and/or settlement.

	December 31,
	2020
	Tax and social		Civil and	Contingent
	security	Labor	environment	liabilities (1) (2)	Total
Beginning balance	492,413	227,139	64,897	2,902,352	3,686,801
Payments	(23,162)	(43,783)	(14,618)		(81,563)
Write-off	(23,106)	(52,333)	(25,223)	(193,099)	(293,761)
Additions	20,560	64,053	17,337		101,950
Monetary adjustment	9,365	22,104	7,975		39,444
Ending balance	476,070	217,180	50,368	2,709,253	3,452,871

1)

Amounts arising from lawsuits with probability of loss possible and remote, of tax nature in the amount of R$2,508,162 and civil in the amount of R$201,091, measured and recorded at the estimated fair value resulting from the business combination with Fibria, in accordance with paragraph 23 of IFRS 3 – Business Combination.

2)	Reversal due to a change in prognosis and/or settlement.

20.1.2.    Tax and social security

For the six-month period ended June 30, 2021, the Company was a defendant in 50 (fifty) (51 (fifty-one) as of December 31, 2020) administrative proceedings as well as tax lawsuits in which the disputed matters related, Income Tax (“IRPJ”), Social Contribution (“CSLL”), Social Integration Program (“PIS”), Social Security Funding Contribution (“COFINS”), Social Security Contribution, Tax on Sales and Services (“ICMS”), among others whose amounts are provisioned for when the likelihood of loss is deemed probable by the Company’s external legal counsel and the Management.

20.1.3.    Labor

For the six-month period ended June 30, 2021, the Company was a defendant in 1,038 (one thousand thirty-eight)  (1,010 (one thousand and ten) as of December 31,2020) labor lawsuits.

In general, labor lawsuits are related primarily to matters frequently contested by employees in agribusiness companies, such as certain wages and/or severance payments, in addition to suits filed by outsourced employees of the Company.

20.1.4.    Civil and environment

For the six-month period ended June 30, 2021, the Company is a defendant in approximately in 59 (fifty nine) ( 58 (fifty eight) as of December 31, 2020) civil and environmental lawsuits.

Civil proceedings are related primarily to payment of damages, such as those resulting from contractual obligations, traffic-related injuries, possessory actions, environmental restoration obligations, claims and others.

20.2.     Provisions for possible losses

The Company is involved in tax, civil and labor lawsuits, for which losses have been assessed as possible by Management with the support from legal counsel and therefore no provision was recorded:

	June 30,	December 31,
	2021	2020
Taxes and social security (1)	7,288,728	7,145,147
Labor	266,424	263,971
Civil and environment (1)	3,703,974	3,068,884
	11,259,126	10,478,002
1)	The amounts above do not include the fair value adjustment allocated to probable contingencies of R$2,602,107 (R$2,677,970 as of December 31, 2020), which were recorded at fair value resulting from business combinations with Fibria, in accordance with paragraph 23 of IFRS 3 - Business Combination, as presented in note 20.1.1. above.

In the six-month period ended June 30, 2021, there were no significant changes in the main nature of these contingencies compared to those disclosed in Note 20 to the annual financial statements for the year ended December 31, 2020.

20.3.Assets arising from the exclusion of VAT (ICMS) from PIS and COFINS tax basis

In the six-month period ended June 30, 2021, there were no significant changes in the main nature of these contingencies compared to those disclosed in Note 20 to the annual financial statements for the year ended December 31, 2020, except as disclosed set forth below.

In judgment held on May 13, 2021, the Federal Supreme Court (“STF”) examined the amendment of judgment filed by the Federal Government, set out the understanding regarding the exclusion of VAT (ICMS) from PIS and COFINS tax basis in the Extraordinary Appeal proceeding No. 574,706, stating that:

(i)The effects of exclusion of VAT (ICMS) from PIS and COFINS tax basis must take place after March 15, 2017, except for lawsuits and administrative requirements filled by March 15, 2017, and

(ii)The VAT (ICMS) to be excluded from tax basis from PIS and COFINS is what is highlighted in the invoices.

With the edition of Opinion Nº. 7698/2021, the National Treasury Attorney's Office ("PGFN"), confirming the understanding of the STF, established that:

(i)Regarding to income earned from March 16, 2017, VAT (ICMS) value highlighted in the corresponding sales invoices must not be included on tax basis of PIS and COFINS, regardless of whether legal entity has filed a lawsuit or not; and

(ii)Regarding to income earned up to March 15, 2017, VAT (ICMS) value highlighted in the corresponding sales invoices must not be included on tax basis of PIS and COFINS, only if the legal entity has filed a lawsuit by March 15, 2017.

Over the years, the Company and its associates have filled lawsuits to recognize their rights to exclude ICMS (VAT) from the PIS and COFINS tax basis, including periods since March 1992. The lawsuits filed by the Company and its associates are in different procedural phases, with some final decision and other pending final position by the Courts. Notwithstanding, the fact that the lawsuits are in different procedural phases, the Company believes, supported by its legal counsel, that due to the final decision by the STF on the matter, the economic benefits arising from the lawsuits are practically certain and, therefore, they are no longer contingent assets, and the credits must be recorded.

Thus, in the six month period ended June 20, 2021, the total PIS and COFINS tax credits to be recovered recognized by the Company, following exactly the terms decided by the STF regarding the exclusion of ICMS (VAT) from the PIS and COFINS tax basis, is R$455,984, of which were registered, R$128,115 in September 2019 and R$327,869 in June 2021. Recognition is based on the best estimate and tax documents currently available, and this amount may be subject to adjustments arising from obtaining tax documents for older periods and/or other adjustments, to the estimate that may arise in the final confirmation of the effective values of the credit.